Revenue from contracts with customers	12 Months Ended
Oct. 31, 2023
Revenue from contracts with customers.
Revenue from contracts with customers
6.	Revenue from contracts with customers

For the year ended October 31	2023	2022	2023	2022	2023	2022	2023	2022
	Retail	Retail	Wholesale	Wholesale	Corporate	Corporate	Total	Total
	$	$	$	$	$	$	$	$
Primary geographical markets (i)
Canada	430,448	288,685	829	1,629	417	122	431,694	290,436
USA	51,922	56,680	858	2,643	-	-	52,780	59,323
International	3,195	7,093	-	-	-	-	3,195	7,093
Total revenue	485,565	352,458	1,687	4,272	417	122	487,669	356,852

Major products and services
Cannabis	416,512	288,291	-	-	-	-	416,512	288,291
Consumption accessories	42,126	40,902	1,618	4,248	-	-	43,744	45,150
Data analytics services	26,250	21,653	-	-	-	-	26,250	21,653
Other revenue	677	1,612	69	24	417	122	1,163	1,758
Total revenue	485,565	352,458	1,687	4,272	417	122	487,669	356,852

Timing of revenue recognition
Transferred at a point in time	485,565	352,458	1,687	4,272	417	122	487,669	356,852
Total revenue	485,565	352,458	1,687	4,272	417	122	487,669	356,852

(i)	Represents revenue based on geographical locations of the customers who have contributed to the revenue generated in the applicable segment.